Stockholders' Deficit - Summary of Activity (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 90,495	$ 90,413	$ 90,413	$ 90,363	$ 90,311
Cashless exercise of warrants	655		67
Accretion of issuance costs on redeemable convertible preferred stock	0	15	15	50	52
Conversion of Preferred Stock into common stock	(91,150)	0
Ending balance	0		90,495	90,413	90,363
Redeemable Convertible Series A Preferred Stock [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	18,887	18,816	18,816	18,805	18,794
Cashless exercise of warrants	166		67
Accretion of issuance costs on redeemable convertible preferred stock			4	11	11
Conversion of Preferred Stock into common stock	(19,053)
Ending balance	0		18,887	18,816	18,805
Redeemable Convertible Series B Preferred Stock [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	18,000	17,997	17,997	17,989	17,980
Cashless exercise of warrants	0		0
Accretion of issuance costs on redeemable convertible preferred stock			3	8	9
Conversion of Preferred Stock into common stock	(18,000)
Ending balance	0		18,000	17,997	17,989
Redeemable Convertible Series B-1 Preferred Stock [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	3,000	2,999	2,999	2,998	2,996
Cashless exercise of warrants	0		0
Accretion of issuance costs on redeemable convertible preferred stock			1	1	2
Conversion of Preferred Stock into common stock	(3,000)
Ending balance	0		3,000	2,999	2,998
Redeemable Convertible Series C Preferred Stock [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	50,608	50,601	50,601	50,571	50,541
Cashless exercise of warrants	489		0
Accretion of issuance costs on redeemable convertible preferred stock			7	30	30
Conversion of Preferred Stock into common stock	(51,097)
Ending balance	$ 0		$ 50,608	$ 50,601	$ 50,571